SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 62,752	$ 67,826
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	18,048	16,584
Canada
Disclosure of geographical areas [line items]
Revenue	5,906	6,202
United Kingdom
Disclosure of geographical areas [line items]
Revenue	16,032	21,847
Other Europe
Disclosure of geographical areas [line items]
Revenue	6,191	6,285
Australia
Disclosure of geographical areas [line items]
Revenue	5,528	5,522
Brazil
Disclosure of geographical areas [line items]
Revenue	3,323	4,099
INDIA
Disclosure of geographical areas [line items]
Revenue	1,284	803
Other Asia
Disclosure of geographical areas [line items]
Revenue	2,388	1,599
Colombia
Disclosure of geographical areas [line items]
Revenue	1,762	2,095
Other
Disclosure of geographical areas [line items]
Revenue	$ 2,290	$ 2,790